Quarterly Report
September 30, 2020
MFS®  Institutional International
Equity Fund
IIE-Q1

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 0.7%
MTU Aero Engines Holding AG	283,658	$47,225,625
Rolls-Royce Holdings PLC	13,256,500	21,996,285
		$69,221,910
Airlines – 1.0%
Ryanair Holdings PLC, ADR (a)	1,292,310	$105,659,266
Alcoholic Beverages – 4.1%
Ambev S.A., ADR	12,764,574	$28,847,937
Carlsberg Group	582,585	78,445,135
Diageo PLC	4,597,523	157,502,947
Pernod Ricard S.A.	1,066,554	170,253,022
		$435,049,041
Apparel Manufacturers – 2.7%
Compagnie Financiere Richemont S.A.	1,231,177	$82,475,024
LVMH Moet Hennessy Louis Vuitton SE	443,830	207,488,713
		$289,963,737
Automotive – 1.1%
DENSO Corp.	1,113,900	$48,791,706
Koito Manufacturing Co. Ltd.	1,421,700	72,478,696
		$121,270,402
Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	798,283	$140,204,847
Business Services – 6.7%
Capgemini	1,040,799	$133,301,089
Compass Group PLC	6,946,436	104,274,127
Experian PLC	5,483,142	205,183,782
Randstad Holding N.V.	1,824,148	95,237,306
Tata Consultancy Services Ltd.	4,972,842	168,660,693
		$706,656,997
Computer Software – 5.0%
Check Point Software Technologies Ltd. (a)	1,189,033	$143,088,231
Dassault Systemes S.A.	341,495	63,700,671
SAP SE	2,088,515	325,086,681
		$531,875,583
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	2,937,584	$163,024,112
Hitachi Ltd.	4,470,500	151,056,861
		$314,080,973
Conglomerates – 0.6%
Smiths Group PLC	3,642,646	$64,040,906
Consumer Products – 6.1%
Beiersdorf AG	1,786,373	$203,160,005
Essity AB	2,926,970	98,961,742
Kose Corp.	520,000	63,580,214
L’Oréal S.A.	417,517	135,890,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	1,479,997	$144,374,388
		$645,966,493
Electrical Equipment – 4.6%
Legrand S.A.	1,255,003	$100,191,462
Schneider Electric SE	3,079,110	382,163,773
		$482,355,235
Electronics – 5.7%
Hoya Corp.	2,423,500	$273,176,068
Kyocera Corp.	2,250,600	128,594,704
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,540,618	205,967,901
		$607,738,673
Energy - Integrated – 1.4%
Eni S.p.A.	5,895,045	$46,116,041
Galp Energia SGPS S.A.	6,998,802	64,923,858
Suncor Energy, Inc.	3,173,051	38,747,181
		$149,787,080
Food & Beverages – 5.7%
Danone S.A.	2,341,040	$151,565,226
Nestle S.A.	3,804,712	451,666,261
		$603,231,487
Food & Drug Stores – 1.0%
Tesco PLC	37,232,449	$102,091,143
Insurance – 4.0%
AIA Group Ltd.	29,162,289	$287,282,918
Zurich Insurance Group AG	398,790	138,653,595
		$425,936,513
Internet – 0.7%
Tencent Holdings Ltd.	1,191,000	$79,312,707
Machinery & Tools – 4.4%
Daikin Industries Ltd.	1,283,100	$236,591,610
Fanuc Ltd.	148,900	28,564,557
Kubota Corp.	8,855,400	158,412,890
SMC Corp.	72,700	40,461,738
		$464,030,795
Major Banks – 2.3%
DBS Group Holdings Ltd.	6,354,451	$93,463,344
UBS Group AG	13,265,427	148,090,788
		$241,554,132
Medical & Health Technology & Services – 0.2%
Alcon, Inc. (a)	418,313	$23,753,075
Medical Equipment – 7.1%
EssilorLuxottica (a)	882,606	$120,021,590
Koninklijke Philips N.V. (a)	3,067,174	144,563,549
Olympus Corp.	9,860,700	204,680,620
QIAGEN N.V. (a)	1,836,862	95,405,759
Terumo Corp.	4,774,100	190,207,426
		$754,878,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 1.0%
Rio Tinto PLC	1,739,349	$104,949,055
Natural Gas - Distribution – 1.0%
ENGIE S.A. (a)	7,818,079	$104,492,368
Other Banks & Diversified Financials – 4.2%
Housing Development Finance Corp. Ltd.	3,388,294	$80,416,152
ING Groep N.V.	13,162,747	93,203,530
Intesa Sanpaolo S.p.A. (a)	46,827,770	88,009,861
Julius Baer Group Ltd.	1,602,950	68,343,571
KBC Group N.V.	2,320,580	116,198,546
		$446,171,660
Pharmaceuticals – 10.3%
Bayer AG	2,741,775	$171,370,013
Merck KGaA	1,017,254	148,548,227
Novartis AG	2,091,556	181,758,869
Novo Nordisk A.S., “B”	3,273,241	227,365,131
Roche Holding AG	1,069,647	365,994,519
		$1,095,036,759
Printing & Publishing – 1.6%
RELX PLC	2,427,749	$53,738,076
RELX PLC	5,189,568	115,788,207
		$169,526,283
Railroad & Shipping – 2.2%
Canadian National Railway Co.	2,179,868	$232,068,747
Restaurants – 0.9%
Yum China Holdings, Inc.	1,747,947	$92,553,794
Specialty Chemicals – 7.4%
Akzo Nobel N.V.	1,714,565	$173,725,092
L'Air Liquide S.A.	2,070,130	328,495,114
Linde PLC	523,587	123,942,288
Shin-Etsu Chemical Co. Ltd.	478,900	62,506,951
Sika AG	402,597	98,917,215
		$787,586,660
Specialty Stores – 0.3%
Hermes International	32,770	$28,247,209
Tobacco – 0.8%
Japan Tobacco, Inc.	4,755,400	$86,837,405
Total Common Stocks		$10,506,129,879
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	38,050,764	$38,050,764

Other Assets, Less Liabilities – 0.5%		57,303,026
Net Assets – 100.0%		$10,601,483,669
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,050,764 and $10,506,129,879, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$457,708,392	$1,468,101,989	$—	$1,925,810,381
Japan	—	1,745,941,446	—	1,745,941,446
Switzerland	1,091,149,665	468,503,252	—	1,559,652,917
Germany	1,131,001,157	—	—	1,131,001,157
United Kingdom	362,253,738	711,685,178	—	1,073,938,916
Netherlands	413,525,947	93,203,530	—	506,729,477
Denmark	—	305,810,266	—	305,810,266
Hong Kong	—	287,282,918	—	287,282,918
Canada	270,815,928	—	—	270,815,928
Other Countries	951,954,878	747,191,595	—	1,699,146,473
Mutual Funds	38,050,764	—	—	38,050,764
Total	$4,716,460,469	$5,827,720,174	$—	$10,544,180,643
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,287,276	$448,491,134	$447,719,435	$(8,211)	$—	$38,050,764
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,333	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
France	18.2%
Japan	16.5%
Switzerland	14.7%
Germany	10.7%
United Kingdom	10.1%
Netherlands	4.8%
Denmark	2.9%
Hong Kong	2.7%
Canada	2.6%
Other Countries	16.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.